Note 4 Allocation of earnings (Details) € in Millions	Dec. 31, 2025 EUR (€)
Application of results [Line Items]
Profit or loss for the year allocation of earnings	€ 7,157
Interim dividends application of results	1,842
Dividend payables	3,425
Reserves / Acumulated gains	€ 1,889